INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2019 and December 31, 2018, is comprised of the following:

	June 30, 2019	December 31, 2018
Finished products	6,948	7,464
Production in process	4,834	4,596
Raw materials	6,614	6,822
Manufacturing supplies, spare parts and other [1]	2,154	1,862
Total	20,550	20,744

1.
Manufacturing supplies, spare parts and other consist of spare parts of 1.5 billion and manufacturing and other of 0.6 billion as of June 30, 2019. Manufacturing supplies, spare parts and other consist of spare parts of 1.3 billion and manufacturing and other of 0.6 billion as of December 31, 2018.